Acquisitions, Durfort Holdings (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020
Master Distribution Agreement [Member]
Acquisitions [Abstract]
Finite-lived intangible asset acquired, life		15 years
Durfort [Member]
Acquisitions [Abstract]
Total consideration transferred	$ 47.7
Cash paid for acquisition	37.7
Capitalized transaction costs	1.7
Issuance of promissory note	10.0
Durfort [Member] | Master Distribution Agreement [Member]
Acquisitions [Abstract]
Finite-lived intangible asset acquired	5.5
Finite-lived intangible asset acquired, life		15 years
Durfort [Member] | Intellectual Property [Member]
Acquisitions [Abstract]
Indefinite-lived intangible asset acquired	$ 42.2